Business Combinations - Summary of Identifiable Assets Acquired and Liabilities Assumed (Detail) - Panama [member]	Aug. 03, 2021 SGD ($)
Disclosure of detailed information about business combination [line items]
Cash at bank	$ 3,722,000
Plant and equipment	1,023,000
Right-of-use assets	1,003,000
Trade and other receivables	4,188,000
Total assets	25,859,000
Lease liabilities	1,050,000
Deferred revenue	3,761,000
Current income tax	706,000
Provision for reinstatement costs	151,000
Deferred tax liabilities	1,393,000
Trade and other payables	4,011,000
Total liabilities	11,072,000
Total identifiable net assets	14,787,000
Add: Goodwill	233,850,000
Consideration transferred for the business	248,637,000
Acquired computer software
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	23,000
Internally developed computer software
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	9,832,000
Property data
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	73,000
Trademarks, brand and domain names
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	4,859,000
Development cost in progress
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 1,136,000